Financial instruments - Interest rate risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial risk management and financial instruments
Notional amount	€ 6,717,445	€ 7,613,633
Losses related to amounts reclassified from AOCI	€ 18,393	18,861	€ 30,179
Interest rate risk | Financial debt bearing variable interest rate, not hedged
Financial risk management and financial instruments
Percentage increase in variable interest rate for sensitivity analysis	0.50%
Percentage effect on consolidated net income	1.00%
Interest rate risk | Interest rate pre-hedges
Financial risk management and financial instruments
Losses related to amounts reclassified from AOCI	€ 16,495	35,814
Interest rate risk | Designated as cash flow hedges | Derivatives designated as hedging instruments | Interest rate swap
Financial risk management and financial instruments
Weighted average interest rate (as a percent)	0.32%
Notional amount	€ 228,000	€ 252,000